Restatement of Consolidated Financial Statements - Consolidated balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Warrant liabilities	$ 170,109	$ 0
Total liabilities	575,889	28,861
Additional paid-in-capital	(18,402)	0
Accumulated deficit	(43,490)	0
Total stockholders' deficit attributed to Rush Street Interactive, Inc.	(61,779)	0
Noncontrolling interests	(205,550)	$ 0
Restatement of warrants as derivative liabilities
CONSOLIDATED BALANCE SHEETS
Warrant liabilities	170,109
Total liabilities	575,889
Additional paid-in-capital	(18,402)
Accumulated deficit	(43,490)
Total stockholders' deficit attributed to Rush Street Interactive, Inc.	(61,779)
Noncontrolling interests	(205,550)
Total deficit	(267,329)
Restatement of warrants as derivative liabilities | As Previously Reported
CONSOLIDATED BALANCE SHEETS
Total liabilities	405,780
Additional paid-in-capital	22,566
Accumulated deficit	(45,146)
Total stockholders' deficit attributed to Rush Street Interactive, Inc.	(22,467)
Noncontrolling interests	(74,753)
Total deficit	(97,220)
Restatement of warrants as derivative liabilities | Restatement Adjustment
CONSOLIDATED BALANCE SHEETS
Warrant liabilities	170,109
Total liabilities	170,109
Additional paid-in-capital	(40,968)
Accumulated deficit	1,656
Total stockholders' deficit attributed to Rush Street Interactive, Inc.	(39,312)
Noncontrolling interests	(130,797)
Total deficit	$ (170,109)